Net Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Net Intangible Assets and Goodwill
Net intangible assets and goodwill

Net intangible assets and goodwill consist of the following at year-end:

	2016	2015
Net intangible assets (i)
Computer software cost	$66,969	$60,088
Initial franchise fees	15,039	14,659
Reacquired franchised rights	8,219	8,128
Letter of credit fees	940	940
Others	1,000	1,000
Total cost	92,167	84,815
Total accumulated amortization	(56,242)	(47,579)
Subtotal	35,925	37,236

Goodwill (ii)	2016	2015
Mexico	—	6,013
Brazil	5,100	4,191
Chile	1,110	1,050
Argentina	411	504
Ecuador	273	273
Peru	167	165
Colombia	58	54
Subtotal	7,119	12,250
	$43,044	$49,486

(i)
Total amortization expense for fiscal years 2016, 2015 and 2014 amounted to $8,976, $14,332 and $15,108, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years and thereafter is as follows: $13,949 for 2017, $9,073 for 2018; $2,843 for 2019; $1,347 for 2020; $1,347 for 2021; and thereafter $7,366.

(ii)	Related to the acquisition of franchised restaurants (Mexico, Brazil, Peru, Chile, Argentina and Colombia) and non-controlling interests in subsidiaries (Ecuador and Chile).